DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, $ in Billions, $ in Billions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 1,432,536				$ 496,832
Financial liabilities, at fair value	(1,889)				(6,358)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,627
Financial liabilities, at fair value					(4,263)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 47.1		$ 10.9
Long | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	245				1,572
Long | Argentina, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1,726)				0
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 3.0	$ 337.3
Short | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	70
Financial liabilities, at fair value					0
Short | Colombia, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 4,038				$ (5,835)